Collateral receivables and collateral payables	6 Months Ended
Dec. 31, 2024
Collateral receivables and collateral payables
Collateral receivables and collateral payables

8.Collateral receivables and collateral payables

The Group offers cryptocurrency “Accumulator” and “Decumulator” structured product arrangements with customers, which are structured derivatives that allow customers to systematically accumulate or reduce positions specific cryptocurrency at predetermined prices. These structured products involve bilateral collateral arrangements: client-posted collateral is recorded as collateral receivables, while obligations to return collateral are recognized as collateral payables. Both balances receivables and payables are measured at fair value. The Group maintains operational control over custodial assets but does not assume ownership.

8.Collateral receivables and collateral payables (Continued)

The following table sets forth the fair values of collateral receivables and payables as the end of the financial period/year:

Collateral receivables

	December 31,	June 30,
	2024	2024
	US$	US$

BTC	2,289,055	—
USDC	12,125,010	—
Total	14,414,065	—

Collateral payables

	December 31,	June 30,
	2024	2024
	US$	US$

BTC	2,289,055	—
USDC	12,125,010	—
Total	14,414,065	—